Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Other Liabilities Disclosure [Abstract]
Summary of Freight Tax Expenses (Recovery) Recorded in Other Long-Term Liabilities
The following is a roll-forward of the Company’s freight tax liabilities which are recorded in its consolidated balance sheets in other long-term liabilities, from January 1, 2015 to December 31, 2016:

	Year Ended December 31,
	2016 $	2015 $
Balance of unrecognized tax benefits as at January 1	7,597	4,852
Increases for positions related to the current year	6,777	3,294
Changes for positions taken in prior years	(800)	42
Decreases related to statute of limitations	(692)	(591)
Balance of unrecognized tax benefits as at December 31	12,882	7,597